Related party transactions (Tables)	12 Months Ended
Dec. 31, 2020
Related Party Transactions [Abstract]
Schedule of major related parties and their relationships
The table below sets forth major related parties and their relationships with the Group:

Company Name	Relationship with the Group

Tencent Holdings Limited (“Tencent Group”)	Parent company of one of our ordinary shareholders

Schedule of significant related party transactions
For the years ended December 31, 2018, 2019 and 2020, significant related party transactions were as follows:

	Years ended December 31,
	2018	2019	2020
	RMB	RMB	RMB

Live streaming revenue derived from
Equity method investees- talent agencies	25,164,152	78,933,963	23,679,248
Tencent Group	3,405,827	—	—

Total	28,569,979	78,933,963	23,679,248

Advertisement revenue derived from
Tencent Group	27,483,962	2,699,737	743,697

Other revenue derived from
Tencent Group	19,892,736	26,581,068	8,282,751
Equity method investees- talent agencies	—	—	204,533

Total	19,892,736	26,581,068	8,487,284

Bandwidth fees paid to
Tencent Group	258,981,005	230,752,735	212,785,773

Revenue sharing fees and content cost paid to
Tencent Group	—	4,986,374	6,202,423
Equity method investees- talent agencies	229,901,724	715,473,955	435,496,349

Total	229,901,724	720,460,329	441,698,772

Payment handling fees paid to
Tencent Group	12,656,246	29,546,113	36,033,966

Content rights purchased from
Tencent Group	116,100,000	112,354,423	75,528,302

Schedule of amounts due from/to related parties
As of December 31, 2018, 2019 and 2020, the amounts due from/to related parties are as follows:

	Years ended December 31,
	2018	2019	2020
	RMB	RMB	RMB

Amount due from related parties
Tencent Group	56,840,030	23,935,019	9,045,078
Equity method investees- talent agencies	7,230,184	108,831	—

Total	64,070,214	24,043,850	9,045,078

Amount due to related parties
Tencent Group	227,897,451	251,069,127	201,579,602
Beijing Sequoia Xinyuan Equity Investment Center LLP (1)	1,355,094,229	—	—
Shaojie Chen	39,995,000	—	—
Equity method investees- talent agencies	5,320,840	47,663,895	21,945,327

Total	1,628,307,520	298,733,022	223,524,929

(1)
In May 2018, as an integrated step of the 2018 Restructuring (Note 1), in order to comply with certain PRC foreign currency control rules and regulations, Beijing Sequoia has to redeem its investment in Series A Preferred Equity in Wuhan Douyu for US$197,443,500 (equivalent of RMB1,358,253,325) from Wuhan Douyu and the redemption amount in full is to be reinvested to the Company as capital contribution. As of December 31, 2018, the capital contribution amount, equivalent to RMB1,260,439,815, has been received by the Company but the redemption amount, equivalent to RMB1,355,094,229, has not yet been paid by Wuhan Douyu, which was considered as a non-cash
financing activity in the combined and consolidated statements of cash flows for the year ended December 31, 2018. The redemption amount is denominated in US$ and to be settled in RMB. Foreign exchange loss of RMB94,654,414 was recognized in other expense for the year ended December 31, 2018. US$197,443,500 equivalent in the amount of RMB1,323,049,149 was fully settled in March, 2019.